SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
SUBSIDIARIES [Abstract]
Listing of significant subsidiaries
The following table lists our significant subsidiaries and their purpose as of December 31, 2022. Unless otherwise indicated, we own a 100% ownership interest in each of the following subsidiaries.

Name	Jurisdiction of Incorporation	Purpose
Gimi Holding Company Limited (1)	Bermuda	Holding company
Golar Hilli LLC (2)	Marshall Islands	Holding company
Golar LNG Energy Limited	Bermuda	Holding company
Golar Hilli Corporation (2)	Marshall Islands	Leases the Hilli Episeyo (“FLNG Hilli”)*
Golar LNG 2216 Corporation	Marshall Islands	Owns the Golar Arctic
Golar Gandria N.V.	Curaçao	Owns the Golar Gandria
Gimi MS Corporation (3)	Marshall Islands	Owns the Gimi
Golar Management (Bermuda) Limited	Bermuda	Management company
Golar Management Limited	United Kingdom	Management company
Golar Management AS	Norway	Vessel management company
Golar Management Malaysia Sdn. Bhd.	Malaysia	Vessel management company
Golar Viking Management D.O.O	Croatia	Vessel management company
(1) In July 2019, Gimi Holding Company Limited was incorporated and is wholly owned by Golar. In October 2019, Golar transferred its ownership in Gimi MS Corporation ("Gimi MS") to Gimi Holding Company Limited.

(2) In February 2018, Golar Hilli LLC was incorporated with Golar as sole member. In June 2018, the FLNG Hilli was sold to a China State Shipbuilding Corporation entity (“CSSC entity”) that subsequently leased back the vessel on a bareboat charter for a term of 10 years. In July 2018, shares in Golar Hilli Corporation. (a 89% owned subsidiary of Golar Hilli LLC) were exchanged for Hilli Common Units, Series A Special Units and Series B Special Units (note 5).
(3) In November 2018, Gimi MS was incorporated with Golar as sole shareholder. In February 2019, the Gimi was transferred to Gimi MS from Golar Gimi Corporation. In April 2019, First FLNG Holdings Pte. Ltd. (“First FLNG Holdings”), a wholly-owned subsidiary of Keppel Asia Infrastructure Fund, acquired a 30% share in Gimi MS (note 5).

* The above table excludes mention of the lessor variable interest entity (“lessor VIE”) that we have leased a vessel from under a finance lease. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of a financial institution. While we do not hold any equity investments in this SPV, we have concluded that we are the primary beneficiary of this lessor VIE and accordingly have consolidated this entity into our financial results (note 5).